Fair Value Measurements - Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Money Market Funds | Level 1
Assets:
Cash equivalents	$ 110,000	$ 1
Fair Value, Measurements, Recurring
Assets:
Total Assets			$ 14,215
Fair Value, Measurements, Recurring | Level 1
Assets:
Total Assets			14,215
Fair Value, Measurements, Recurring | Money Market Funds
Assets:
Cash equivalents			1
Restricted cash equivalents			14,214
Fair Value, Measurements, Recurring | Money Market Funds | Level 1
Assets:
Cash equivalents			1
Restricted cash equivalents			$ 14,214